INCOME TAXES - Reconciliation of the federal statutory tax rate to our effective tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
INCOME TAXES
Statutory federal income tax rate			21.00%
State taxes, net of federal tax benefit			0.00%
Deferred tax liability change in rate			0.00%
Change in fair value of warrants liabilities			(27.80%)
Change in valuation allowance			6.80%
Income tax provision	0.00%	0.00%	0.00%